Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	December 31,
	2015	2016
Office building	$55,017	$51,638
Plant and machinery	12,307	11,483
Software application	8,063	7,731
Furniture, fixtures and equipment	4,351	4,068
Leasehold improvements	4,087	3,814
Motor vehicles	863	744

	84,688	79,478
Less: accumulated depreciation	(28,812)	(30,307)
Impairment of long-lived assets	(28)	(26)

Property, plant and equipment, net	$55,848	$49,145

Construction in progress	36,389	69,792

Property, Plant and Equipment, Net for Discontinued Operations Which were Included in Other Assets Held for Sale

Property, plant and equipment, net for discontinued operations which were included in other assets held for sale consisted of the following:

	December 31,
	2015	2016
Office building	$3,440	$35,321
Less: accumulated depreciation	(657)	(860)

Property, plant and equipment, net	$2,783	$34,461

Construction in progress	$110,913	$75,869